Deferred Revenue	12 Months Ended
Feb. 29, 2024
Deferred Revenue
Deferred Revenue

NOTE 14 - Deferred Revenue

Deferred revenue as of the years ended February 29, 2024, and February 28, 2023 was $139,921 and $22,750, respectively.

Deferred revenue consists of travel deposits received from users in advance of revenue recognition. The deferred revenue balance for the years ended February 29, 2024, and February 28, 2023 was driven by cash payments from customers in advance of satisfying our performance obligations.